Condensed Financial Information of the Parent Company - Summary of Balance Sheet (Parenthetical) (Detail) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary Shares Issued	133,006,644	8,363,719	8,363,719
Ordinary shares, shares outstanding	133,006,644	8,363,719	8,363,719
Series A Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	30,227,056	30,227,056
Mezzanine equity, shares issued	0	30,227,056	30,227,056
Temporary Equity, Shares Outstanding	0	30,227,056	30,227,056
Series B Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	30,305,212	30,305,212
Mezzanine equity, shares issued	0	30,305,212	30,305,212
Temporary Equity, Shares Outstanding	0	30,305,212	30,305,212
Series C Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	31,046,360	31,046,360
Mezzanine equity, shares issued	0	31,046,360	31,046,360
Temporary Equity, Shares Outstanding	0	31,046,360	31,046,360
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		500,000,000	500,000,000
Ordinary Shares Issued		8,363,719	8,363,719
Ordinary shares, shares outstanding		8,363,719	8,363,719
Parent Company [Member] | Series A Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001	0.0001
Mezzanine equity, shares authorized			30,227,056
Mezzanine equity, shares issued			30,227,056
Temporary Equity, Shares Outstanding			30,227,056
Parent Company [Member] | Series B Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized			30,305,212
Mezzanine equity, shares issued			30,305,212
Temporary Equity, Shares Outstanding			30,305,212
Parent Company [Member] | Series C Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value			$ 0.0001
Mezzanine equity, shares authorized			31,046,360
Mezzanine equity, shares issued			31,046,360
Temporary Equity, Shares Outstanding			31,046,360
Parent Company [Member] | Series C-1 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value		$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized		3,857,143	0
Mezzanine equity, shares issued		3,857,143	0
Temporary Equity, Shares Outstanding		3,857,143	0